Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	ESS TECH, INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001819438
Amendment Flag	false
Amendment Description	On November 2, 2021, ESS filed a registration statement with the Securities and Exchange Commission (the “SEC”), on Form S-1 (File No. 333-260693) (the “Prior Registration Statement”), to initially register for resale by the selling stockholders named therein or their permitted transferees (i) 25,000,000 shares of our common stock, par value $0.0001 per share (the “Common Stock”) purchased or owned by the PIPE Investors; and (ii) 100,952,180 shares of Common Stock consisting of (a) 86,477,462 shares of Common Stock beneficially owned by certain former stockholders of ESS Tech Subsidiary, Inc. (f/k/a ESS Tech, Inc.), (b) up to 13,638,114 to be issued to eligible ESS securityholders representing shares of earnout stock under the Merger Agreement, (c) up to 824,998 shares underlying restricted stock units issued to certain Legacy ESS stockholders and (d) 11,606 shares of restricted Common Stock held by Legacy ESS securityholders that were issued pursuant to the exercise of options issued pursuant to the ESS 2014 Equity Incentive Plan that were assumed by us pursuant to the Merger Agreement. The Prior Registration Statement was declared effective by the SEC on November 10, 2021. Subsequently, we issued a Current Report on Form 8-K on November 22, 2021 notifying investors that they should not rely on certain previously issued financial statements. On December 9, 2021, we filed the Post-Effective Amendment No. 1 to the Prior Registration Statement with the SEC to include restated financial statements and to update certain other information, which was declared effective by the SEC on December 13, 2021. Pursuant to Rule 429 this registration statement shall constitute Post-Effective Amendment No. 2 to the Prior Registration Statement with respect to the offering of any unsold shares thereunder and is being filed (i) to include information from our Annual Report on Form 10-K for the year ended December 31, 2021 that was filed on March 3, 2022 (the “Annual Report”); and (ii) to update certain other information in the Prior Registration Statement. No additional securities are being registered under this Post-Effective Amendment No. 2. All applicable registration fees were paid at the time of the original filing of the Registration Statement.